SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

SEC FILE NUMBER
CUSIP NUMBER

|X|   Form 10-K   |  |   Form 20-F   |  |   Form 11-K   |  |   Form 10-Q   |  |   Form NSAR   |  |  Form N-CSR

For the period ended: March 31, 2005

|  |   Transition Report on Form 10-K
|  |   Transition Report on Form 20-F
|  |   Transition Report on Form 11-K
|  |   Transition Report on Form 10-Q
|  |   Transition Report on Form NSAR

For the transition period ended:
Read attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification related to a portion of the filing checked above, identify the item(s) to which notification relates:

Part I-Registrant Information
Full name of Registrant: Former name if Applicable: Address of Principal Executive Office (Street and Number): City, State and Zip Code:	Nextphase Wireless, Inc. 300 S. Harbor Boulevard Anaheim, California 92805

Part II-Rule 12b-25(b) and (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

|X|

(a)    The reasons described in detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)    The subject annual report, semi-annual report, transition report of Forms 10-K, 10-KSB, 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)    The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III-Narrative
State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-QSB, N-SAR, N-CSR or the transition report portion thereof could not be filed within the prescribed time period.

     State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

      NextPhase Wireless, Inc. (the "Company") was unable to complete and file its Annual Report on Form 10-KSB for the fiscal year ended March 31, 2005 within the prescribed time period due to the following: As part of the Company's continuing development, Mr. Dan Liebermann joined the Company as the Company's Vice President of Finance on May 15, 2005. Since that time, the accounting and financing functions and associated processes have been reviewed and restructured, delaying the completion of the Company's Annual Report. Robert Ford, the Company's Chief Executive Officer remains the Company's principal financial and accounting officer.
Part IV-Other Information
     (1)   Name and telephone number of person to contact in regard to this notification:

Robert Ford	714	765-0007

(Name)	(Area Code)	(Telephone Number)

     (2)   Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
|X|   Yes   |  |   No
If the answer is no, identify report(s)

     (3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
|X|   Yes   |  |   No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     Explanation of Anticipated Change

      The Company's financial statements that will be presented in the Company's Annual Report on Form 10-KSB for the fiscal year ended March 31, 2005 is expected to reflect the following:

      For the year ended March 31, 2005 revenue increased from $0 in 2004, to $40,758 in 2005, an increase of $40,758 due to the reverse acquisition of NextPhase Technologies, Inc. ("NTI"), which occurred on August 3, 2004. The financial statements will include the accounts of NextPhase and its wholly owned subsidiary NTI, a California corporation formed on September 14, 2000. The term "Company" refers to NextPhase and NTI collectively. Since inception on September 14, 2000 up to the fiscal 2nd quarter ending September 30, 2004 the Company has not generated revenue. The Company's first revenue-generating products and services entered the market during the fiscal 3rd quarter ending December 31, 2004 and continued through the year ended March 31, 2005.

      Gross profit increased by $31,219 for the year ended March 31, 2005 from $0 for the year ended March 31, 2004. The increase in gross profit is due to the scaled up operations and initial revenue generated by the Company.

      Total selling, general and administrative expenses increased $4,064,344 to $4,085,224 for the year ended March 31, 2005 from $20,880 for the year ended March 31, 2004. The increase is due primarily to increases in stock-based compensation of $2,883,750, Acquisition costs of $646,000, payroll and payroll related expenses of $179,131 and professional service and consulting expenses of $205,632.

Nextphase Wireless, Inc.
Name of Registrant as Specified in Charter

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 30, 2005	By:	/s/ Robert Ford Robert Ford Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).